Pension and Postretirement Benefits (Net Assets Available For Benefits) (Details) - Pension Benefit [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 09, 2013
Defined Benefit Plan Disclosure [Line Items]
Plan assets recognized in the consolidated financial statements	$ 42,195	$ 45,163	$ 47,238
Preferred equity interest in Mobility	8,714	9,021		$ 9,104
Net assets available for benefits	$ 50,909	$ 54,184